WESMARK FUNDS

WESMARK SMALL COMPANY GROWTH FUND
WESMARK GROWTH FUND
WESMARK BALANCED FUND
WESMARK BOND FUND
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2002
______________________________________________________________________


Please insert the following under the section, "How are the Funds Sold?" as the third paragraph under the sub-section "Supplemental Payments" on page 14:

     "From its own profits, the Adviser may compensate broker-dealers for distribution and may from time to time enter into varying arrangements with broker-dealers in this regard. The Adviser has entered into such an arrangement with WesBanco Securities, Inc., whereby it provides compensation from its own profits based on the number of shares held by this broker- dealer's customers. This compensation is in addition to other compensation that WesBanco Securities, Inc. may receive in connection with the sale of Fund shares."






July 1, 2003











Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105


28608 (7/03)